Financial Instruments - Summary of Company's Contractually Agreed (Undiscounted) Cash Flows Payable Under Financial Liabilities (Detail) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Maturity Analysis For Financial Liabilities [Line Items]
Trade and other payables, undiscounted cash flows	$ (204.6)	$ (261.9)
Taxes Payable Undiscounted Cash Flows	(14.4)	(64.3)
Government Loans Undiscounted Cash Flows	(189.7)	(136.5)
Derivative financial liabilities, undiscounted cash flows		(28.8)
Financial Liabilities Undiscounted Cash Flows	(413.2)	(493.9)
Bank borrowings, undiscounted cash flows	(1.9)	(0.1)
Provincial MENDM Loan [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows	(2.6)	(2.3)
Year 1
Maturity Analysis For Financial Liabilities [Line Items]
Trade and other payables, undiscounted cash flows	(204.6)	(261.9)
Taxes Payable Undiscounted Cash Flows	(14.4)	(64.3)
Government Loans Undiscounted Cash Flows	(10.0)	(9.9)
Derivative financial liabilities, undiscounted cash flows		(28.8)
Financial Liabilities Undiscounted Cash Flows	(233.5)	(367.3)
Bank borrowings, undiscounted cash flows	(1.9)	(0.1)
Year 1 | Provincial MENDM Loan [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows	(2.6)	(2.3)
Year 2
Maturity Analysis For Financial Liabilities [Line Items]
Trade and other payables, undiscounted cash flows	0.0	0.0
Taxes Payable Undiscounted Cash Flows	0.0	0.0
Government Loans Undiscounted Cash Flows	(18.1)	(9.9)
Derivative financial liabilities, undiscounted cash flows		0.0
Financial Liabilities Undiscounted Cash Flows	(18.1)	(9.9)
Bank borrowings, undiscounted cash flows	0.0	0.0
Year 2 | Provincial MENDM Loan [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows	0.0	0.0
Years 3 to 5
Maturity Analysis For Financial Liabilities [Line Items]
Trade and other payables, undiscounted cash flows	0.0	0.0
Taxes Payable Undiscounted Cash Flows	0.0	0.0
Government Loans Undiscounted Cash Flows	(79.8)	(71.5)
Derivative financial liabilities, undiscounted cash flows		0.0
Financial Liabilities Undiscounted Cash Flows	(79.8)	(71.5)
Bank borrowings, undiscounted cash flows	0.0	0.0
Years 3 to 5 | Provincial MENDM Loan [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows	0.0	0.0
Greater than 5 Years
Maturity Analysis For Financial Liabilities [Line Items]
Trade and other payables, undiscounted cash flows	0.0	0.0
Taxes Payable Undiscounted Cash Flows	0.0	0.0
Government Loans Undiscounted Cash Flows	(81.8)	(45.2)
Derivative financial liabilities, undiscounted cash flows		0.0
Financial Liabilities Undiscounted Cash Flows	(81.8)	(45.2)
Bank borrowings, undiscounted cash flows	0.0	0.0
Greater than 5 Years | Provincial MENDM Loan [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows	0.0	0.0
Carrying Amount [member]
Maturity Analysis For Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	204.6	261.9
Taxes payable	14.4	64.3
Governmental Loans	120.4	95.2
Derivative financial instruments		28.8
Financial liabilities	343.9	452.6
Revolving Credit Facility	1.9	0.1
Carrying Amount [member] | Provincial MENDM Loan [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest on Provincial MENDM Loan	$ 2.6	$ 2.3